Insider Trading Arrangements	12 Months Ended
Dec. 31, 2025
Insider Trading Arrangements [Line Items]
Material Terms of Trading Arrangement [Text Block]	The Board has adopted an insider trading policy (the “Insider Trading Policy”) that applies to all directors, officers and employees of the Company and its subsidiaries, as well as certain other designated persons, and provides guidelines with respect to transactions in the Company’s securities and the handling of confidential information about the Company and the companies with which the Company engages in transactions or does business, and promotes compliance with the securities laws. Among other things, the Insider Trading Policy prohibits directors, officers and employees of the Company and its subsidiaries from the following: (i) engaging in transactions in Company securities on material non-public information, subject to certain exceptions, including pursuant to an approved trading plan under Rule 10b5-1 of the Exchange Act (“Rule 10b5-1”); (ii) disclosing material non-public information to other parties (or “tipping”); and (iii) engaging in transactions in securities based on material non-public information about other companies with which the Company does business, in which the Company has significant investments, or that is involved in a potential transaction or business relationship with the Company. The Insider Trading Policy also prohibits our employees, officers and directors from engaging in hedging or monetization transactions with respect to our securities, including through the use of financial instruments such as prepaid variable forwards, equity swaps, collars and exchange funds, transactions in derivative securities related to our securities, which include publicly traded call and put options, and short selling of our securities. The Insider Trading Policy additionally prohibits holding our securities in a margin account or otherwise pledging our securities as collateral, except with prior approval of the compliance officer designated under the Insider Trading Policy. Certain covered persons, including our directors and officers and their covered family members and controlled entities, are subject to blackout periods during which they are restricted from transacting in our securities and are required to receive approval from the compliance officer prior to engaging in transactions in our securities. The Insider Trading Policy also sets forth mandatory guidelines that apply to directors, officers and employees of the Company and its subsidiaries who adopt Rule 10b5-1 plans for transactions in Company securities, which are intended to ensure compliance with Rule 10b5-1. For additional information, see the Insider Trading Policy, which is hyperlinked in the exhibit index to the Form 10-K filed for the year ended December 31, 2025 and posted on the investor relations section of our website at www.skyx.com.

It is also the policy of the Company that the Company will not engage in transactions in Company securities, or adopt any securities repurchase plans, while in possession of material non-public information relating to the Company or its securities other than in compliance with applicable law.